Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of cash flows [abstract]
NET LOSS BEFORE TAX FOR THE PERIOD	$ (60,394)	$ (37,992)
Adjustments for:
Depreciation expense	367	53
Post-employment cost / (benefit)	59	(65)
Share-based compensation expense	6,411	4,574
Income tax paid	0	0
Finance result, net	381	(186)
(Increase) / decrease in other receivables	(16)	153
Decrease / (increase) in prepaid expenses and other long term-assets	1,430	(590)
Increase / (decrease) in other payables and current liabilities	4,538	(1,336)
Increase in accrued expenses and other long-term liabilities	6,668	3,917
NET CASH FLOWS USED IN OPERATING ACTIVITIES	(40,556)	(31,472)
Payments for plant and equipment	(23)	(117)
NET CASH FLOWS USED IN INVESTING ACTIVITIES	(23)	(117)
Proceeds from issue of shares	977	93,128
Payment of share issuance costs	(40)	(5,718)
Proceeds from exercise of stock-options	113
Principal elements of lease payments	(281)
Interest received	0	0
Interest paid	(63)
NET CASH FLOWS FROM FINANCING ACTIVITIES	706	87,410
Net (decrease) / increase in cash and cash equivalents	(39,873)	55,821
Cash and cash equivalents as at January 1,	138,640	110,841
Effects of exchange rate changes on cash and cash equivalents	(275)	173
Cash and cash equivalents as at June 30,	$ 98,492	$ 166,835